Business Acquisitions Business Acquisitions - Prior Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Business Acquisition [Line Items]
Contingent and deferred acquisition payments	$ 15,651	$ 35,911
Identifiable Intangible Assets Acquired			$ 109,383
Other Acquisitions [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	47,600	258,300
Contingent consideration payments		13,500
Fair value of contingent consideration	17,300	7,700
Contingent and deferred acquisition payments		18,900
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	23,400	139,200
Identifiable Intangible Assets Acquired	$ 35,800	$ 134,500
Weighted average life (Years)	6 years 11 months	10 years 2 months